Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Units Granted	RSUs granted under the Plan and the 2017 Plan were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
RSUs granted (in millions)	113	45	—
Weighted average grant date fair value	$3.62	$4.56	$—

Schedule of Restricted Stock Unit Activity
RSU activity under the Plan and the 2017 Plan was as follows (in millions, except per share amounts):

	Number of shares	Weighted- average grant date fair value
Unvested at December 31, 2021	34	$4.72
Granted	113	3.62
Vested	(27)	4.31
Forfeited	(17)	4.23
Unvested at December 31, 2022	103	$3.70

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions	tock options granted under the Plan and the 2017 Plan were as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
Stock options granted (in millions)	9	19	14
Weighted average grant date fair value	$1.35	$1.90	$1.13
Weighted average grant date fair value assumptions:
Expected term	5.6 years	5.9 years	5.9 years
Risk-free interest rates	3.6%	0.6%	0.9%
Expected volatility	55.0%	55.0%	55.0%

Schedule of Share-Based Payment Arrangement, Option, Activity
Stock option activity under the Plan and the 2017 Plan was as follows (in millions, except per share amounts):

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	80	$1.44
Granted	9	2.46
Exercised	(21)	0.62
Forfeited	(4)	2.60
Expired	(1)	3.42
Outstanding at December 31, 2022	63	$1.76	6.9	$15
Exercisable at December 31, 2022	43	$1.38	6.3	$15

Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense by function was as follows (in millions):

	Twelve Months Ended December 31,
	2022	2021	2020
Research and development	$137	$207	$14
Selling, general, and administrative	19	13	3
Total	$156	$220	$17